DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE	6 Months Ended
Jun. 30, 2023
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE
NOTE 14 - DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE
In the quarter ended June 30, 2023, the Group determined that Constellium Extrusions Deutschland GmbH, one of the entities in the Automotive Structures and Industry operating segment, met the criteria to be classified as a disposal group held for sale. As a result, the related assets and liabilities are presented as held for sale at June 30, 2023. (See note NOTE 24 - Subsequent Events).
In the quarter ended December 31, 2022, the Group determined that Constellium Ussel, one of the entities in the Aerospace and Transportation operating segment, met the criteria to be classified as a disposal group held for sale. As a result, the related assets and liabilities were presented as held for sale at December 31, 2022. On February 2, 2023, the Group completed the sale of Constellium Ussel generating a €5 million loss recorded in Other Gains / (Losses) - net. (See note NOTE 5 - Other Gains and Losses - net).

	At June 30,	At December 31,
(in millions of Euros)	2023	2022
Assets of disposal group classified as held for sale
Cash and cash equivalents	2	1
Trade receivables and other	20	6
Inventories	9	5
Property, plant and equipment	14	—
Deferred tax assets	—	2
Total assets of disposal group classified as held for sale	45	14
Liabilities of disposal group classified as held for sale
Trade payables and other	9	8
Pensions and other post-employment benefit obligations	4	2
Total liabilities of disposal group classified as held for sale	13	10